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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G


ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
1	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the annual reporting period
January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported): February 3, 2023


AUTOMOTIVE RENTALS, INC.
(Exact name of securitizer as specified in its charter)

______________________

Commission File Number of securitizer: Not applicable.

Central Index Key Number of securitizer: 0001541665


	Brian K. Horwith, Treasurer, (856) 778-1500
(Name and telephone number, including area code, of the person to contact in connection with this filing)


Indicate by check mark whether the securitizer has no activity to report for
the initial period pursuant to Rule 15Ga-1(c)(1)            0
Indicate by check mark whether the securitizer has no activity to report for
the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   	0
Indicate by check mark whether the securitizer has no activity to report for
the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	     1

Automotive Rentals, Inc., as securitizer, is filing this Form ABS-15G in respect of all outstanding asset-backed securities sponsored by it and held by non-affiliates during the reporting period in the auto lease asset class, including asset-backed securities privately issued by (i) ARI Fleet Funding 10 LLC, (ii) ARI Fleet Funding 11 LLC, (iii) ARI Fleet Funding 12 LLC, (iv) ARI Fleet Funding 13 LLC, (v) ARI Fleet Funding 14 LLC, (vi) ARI Funding 3 LLC, (vii) ARI Funding 6 LLC, (viii) ARI Funding 8 LLC, (ix) ARI Funding 9 LLC, (x) ARI Funding 11 LLC, (xi) ARI Receivables Funding LLC, and (xi) ARI Term Funding 51 LLC, as affiliated depositors.


INFORMATION TO BE INCLUDED IN THE REPORT


PART I: REPRESENTATION AND WARRANTY INFORMATION
Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties
Disclosure
Pursuant to Rule 15Ga-1(c)(2)(ii), Automotive Rentals, Inc. has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2022.

PART II: FINDING AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS
N/A

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

AUTOMOTIVE RENTALS, INC.
(Securitizer)


By: /s/ Brian K. Horwith
Name:	Brian K. Horwith
Title:	Treasurer

Date:  February 3, 2023